Offsetting Financial Assets and Liabilities - Summary of Financial Liabilities Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements (Detail) - EUR (€) € in Millions		Dec. 31, 2018	Dec. 31, 2017
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities		€ 299,836	€ 293,213
Gross amounts of recognised financial assets offset in the statement of financial position		(224,008)	(221,651)
Net amounts of financial liabilities presented in the statement of financial position		75,827	71,562
Financial instruments		13,412	15,822
Cash and financial instruments pledged as collateral		50,796	42,451
Net amount		11,619	13,289
Deposits from banks [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities		37	72
Gross amounts of recognised financial assets offset in the statement of financial position		(36)	(8)
Net amounts of financial liabilities presented in the statement of financial position			64
Financial instruments		0	0
Cash and financial instruments pledged as collateral		0	4
Net amount		0	60
Deposits from banks [member] | Repurchase, securities lending and similar agreements [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities		36	4
Gross amounts of recognised financial assets offset in the statement of financial position		(36)	0
Net amounts of financial liabilities presented in the statement of financial position		0	4
Financial instruments		0	0
Cash and financial instruments pledged as collateral		0	4
Net amount		0	0
Deposits from banks [member] | Other [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities			68
Gross amounts of recognised financial assets offset in the statement of financial position			(8)
Net amounts of financial liabilities presented in the statement of financial position			60
Financial instruments			0
Cash and financial instruments pledged as collateral			0
Net amount			60
Customer deposits [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities		171,343	168,182
Gross amounts of recognised financial assets offset in the statement of financial position		(159,782)	156,222
Net amounts of financial liabilities presented in the statement of financial position		11,561	11,960
Financial instruments		1,166	1,021
Cash and financial instruments pledged as collateral		42	0
Net amount		10,353	10,939
Customer deposits [member] | Repurchase, securities lending and similar agreements [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities		224	209
Gross amounts of recognised financial assets offset in the statement of financial position		(186)	(209)
Net amounts of financial liabilities presented in the statement of financial position		37	0
Financial instruments		0	0
Cash and financial instruments pledged as collateral		37	0
Net amount		0	0
Customer deposits [member] | Corporate deposits [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities		9,567	11,508
Gross amounts of recognised financial assets offset in the statement of financial position		(9,078)	(11,022)
Net amounts of financial liabilities presented in the statement of financial position		489	486
Financial instruments		0	0
Cash and financial instruments pledged as collateral		0	0
Net amount		489	486
Customer deposits [member] | Other [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities		161,552	156,465
Gross amounts of recognised financial assets offset in the statement of financial position		(150,518)	144,991
Net amounts of financial liabilities presented in the statement of financial position		11,034	11,474
Financial instruments		1,166	1,021
Cash and financial instruments pledged as collateral		4	0
Net amount		9,864	10,453
Financial liabilities at fair value through profit or loss [member] | Trading liabilities [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities		81,429	72,801
Gross amounts of recognised financial assets offset in the statement of financial position		(19,357)	(15,450)
Net amounts of financial liabilities presented in the statement of financial position		62,071	57,351
Financial instruments		16,403	20,360
Cash and financial instruments pledged as collateral		44,803	36,094
Net amount		866	897
Financial liabilities at fair value through profit or loss [member] | Trading liabilities [member] | Repurchase, securities lending and similar agreements [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities		64,324	51,445
Gross amounts of recognised financial assets offset in the statement of financial position		(18,337)	(14,475)
Net amounts of financial liabilities presented in the statement of financial position		45,987	36,970
Financial instruments		1,102	1,068
Cash and financial instruments pledged as collateral		44,801	35,792
Net amount		85	110
Financial liabilities at fair value through profit or loss [member] | Trading liabilities [member] | Other [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities			0
Gross amounts of recognised financial assets offset in the statement of financial position			0
Net amounts of financial liabilities presented in the statement of financial position			0
Financial instruments			0
Cash and financial instruments pledged as collateral			0
Net amount			0
Financial liabilities at fair value through profit or loss [member] | Trading liabilities [member] | Derivatives [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities		17,105	21,356
Gross amounts of recognised financial assets offset in the statement of financial position		(1,021)	(975)
Net amounts of financial liabilities presented in the statement of financial position		16,084	20,381
Financial instruments		15,301	19,292
Cash and financial instruments pledged as collateral		2	302
Net amount		781	787
Financial liabilities at fair value through profit or loss [member] | Non-trading derivatives liabilities [member] | Derivatives [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities		42,675	46,765
Gross amounts of recognised financial assets offset in the statement of financial position		(41,198)	(45,251)
Net amounts of financial liabilities presented in the statement of financial position		1,477	1,514
Financial instruments		1,312	1,261
Cash and financial instruments pledged as collateral		178	125
Net amount		(13)	128
Other items where offsetting is applied in the statement of financial position [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities		4,353	5,393
Gross amounts of recognised financial assets offset in the statement of financial position		(3,634)	(4,720)
Net amounts of financial liabilities presented in the statement of financial position		718	673
Financial instruments		(4)	0
Cash and financial instruments pledged as collateral		0	0
Net amount		723	673
Impact of enforceable master netting arrangements or similar arrangements [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities		0	0
Gross amounts of recognised financial assets offset in the statement of financial position		0	0
Net amounts of financial liabilities presented in the statement of financial position		0	0
Financial instruments		(5,464)	(6,820)
Cash and financial instruments pledged as collateral		5,773	6,228
Net amount		(309)	592
Impact of enforceable master netting arrangements or similar arrangements [member] | Other [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities			0
Gross amounts of recognised financial assets offset in the statement of financial position			0
Net amounts of financial liabilities presented in the statement of financial position			0
Financial instruments			0
Cash and financial instruments pledged as collateral			0
Net amount			0
Impact of enforceable master netting arrangements or similar arrangements [member] | Derivatives [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities	[1]	0	0
Gross amounts of recognised financial assets offset in the statement of financial position	[1]	0	0
Net amounts of financial liabilities presented in the statement of financial position	[1]	0	0
Financial instruments	[1]	(5,464)	(6,820)
Cash and financial instruments pledged as collateral	[1]	5,773	6,228
Net amount	[1]	€ (309)	€ 592

[1]

The line ‘Impact of enforceable master netting agreements or similar arrangements’ contains derivative positions under the same master netting arrangements being presented in different statement of financial position line items.